CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Common stock Class A ordinary shares CNY (¥) shares	Common stock Citibank N.A shares	Common stock USD ($) shares	Common stock CNY (¥) shares	Additional paid-in capital Class A ordinary shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit Series B, C, D, E redeemable convertible preferred shares CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	Series B, C, D, E redeemable convertible preferred shares CNY (¥)	Class A ordinary shares CNY (¥) shares	USD ($)	CNY (¥)
Balance at beginning of the year at Dec. 31, 2015				¥ 4,116					¥ 16,795			¥ (8,047,996)						¥ (8,027,085)
Balance at beginning of the year (in shares) at Dec. 31, 2015 | shares			60,000,000	60,000,000
Net loss for the year												(1,363,480)						(1,363,480)
Other comprehensive income (loss)									129,305									129,305
Exercise of share options and vesting of restricted shares (Note 19) (shares) | shares																0
Deemed dividend-Repurchase of redeemable convertible preferred shares										¥ (160,891)					¥ (160,891)			(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares												(423,979)						(423,979)
Accretion to redemption value of redeemable convertible preferred shares												(3,661,975)						(3,661,975)
Balance at end of the year at Dec. 31, 2016				¥ 4,116					146,100			(13,658,321)						(13,508,105)
Balance at end of the year (in shares) at Dec. 31, 2016 | shares			60,000,000	60,000,000
Net loss for the year												(1,227,893)		¥ (167)				(1,228,060)
Other comprehensive income (loss)									(133,767)									(133,767)
Share-based compensation							¥ 298,963											298,963
Acquisition of subsidiaries (Note 4)														91,623				91,623
Acquisition of non-controlling interests (Note 4)														(90,778)				(90,778)
Issuance of ordinary shares in connection with initial public offering (Note 19)	¥ 3,283				¥ 3,117,078											¥ 3,120,361
Issuance of ordinary shares in connection with initial public offering (Note 19) (shares) | shares	49,750,000
Exercise of share options and vesting of restricted shares (Note 19)				¥ 48														48
Exercise of share options and vesting of restricted shares (Note 19) (shares) | shares			730,000	730,000												730,000
Conversion of redeemable convertible preferred shares (Note 19)				¥ 17,339			15,824,871											15,842,210
Conversion of redeemable convertible preferred shares (Note 19) (shares) | shares			264,034,399	264,034,399
Balance at end of the year at Dec. 31, 2017				¥ 24,786			19,240,912		12,333			(14,886,214)		678				4,392,495
Balance at end of the year (in shares) at Dec. 31, 2017 | shares			374,514,399	374,514,399												232,648,452
Net loss for the year												(507,988)		(403)			$ (73,941)	(508,391)
Other comprehensive income (loss)									111,590									111,590
Share-based compensation							109,107											109,107
Contributions from non-controlling interest shareholders														2,446				2,446
Acquisition of non-controlling interests (Note 4)							(167)							(678)				(845)
Issuance of ordinary shares in connection with initial public offering (Note 19) (shares) | shares		18,000,000
Exercise of share options and vesting of restricted shares (Note 19)				¥ 1,202			57,608											58,810
Exercise of share options and vesting of restricted shares (Note 19) (shares) | shares		(12,903,413)	12,903,413	12,903,413												12,903,413
Balance at end of the year at Dec. 31, 2018			$ 3,780	¥ 25,988		$ 2,822,698	¥ 19,407,460	$ 18,024	¥ 123,923		$ (2,242,638)	(15,419,256)	$ 297	¥ 2,043			$ 602,161	4,140,158
Balance at end of the year (in shares) at Dec. 31, 2018 | shares			392,514,399	392,514,399												250,648,452
Cumulative effect of accounting change (Note 2)												¥ (25,054)						¥ (25,054)